Subsequent Events - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 16, 2024 MXN ($)	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 USD ($) $ / shares shares	Feb. 13, 2024 MXN ($) shares	Jan. 29, 2024	Sep. 30, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 shares	Apr. 25, 2024 MXN ($) Stores
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							112,200,752	84,150,261
Initial public offering price | $ / shares							$ 17.5
Class A Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued							38,709,677	12,000,000
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								28,050,087
Share split						3		3
Major Ordinary Share Transactions | Class A Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				28,050,491	28,050,491
Additional number of shares sold			5,049,088	5,610,098	5,610,098
Initial public offering price | $ / shares			$ 17.5	$ 17.5
Net proceeds received				$ 458,976,159	$ 7,820,862
Promissory Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of promissory notes payable	$ 288,116,421	$ 396,485					$ 468,139
Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of promissory notes payable	$ 288,116,421	$ 4,934,138
Damaged by Hurricane Otis
Disclosure of non-adjusting events after reporting period [line items]
Number of stores reopened | Stores									43
Damaged by Hurricane Otis | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Maximum liability limit amount | $									$ 63,197